Short-term investments - Schedule of Short-term Investment (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
U.S. Treasury securities [Member]
Debt securities:
U.S. Treasury securities	¥ 13,596	¥ 0